INVENTORIES (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Inventory [Line Items]
Raw materials	$ 8,045,675	$ 5,621,541
Work in progress	12,187,230	14,338,216
Finished goods	14,792,936	14,125,203
Low value consumables	27,402	19,097
Inventories	$ 35,053,243	$ 34,104,057